Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
2022 Pay versus performance table

Year	“Summary compensation table” total for CEO (1) ($)	Compensation actually paid to CEO (2) ($)	Average “Summary compensation table” total for other NEOs (1) ($)	Average compensation actually paid to other NEOs (2) ($)	Company TSR (3) ($)	Peer group TSR (3) ($)	Net income ($ in millions)	Revenue ($ in millions) (4)
2022	30,177,503	11,009,642	18,641,262	11,731,112	101	98	27,528	94,950
2021	23,729,169	49,888,896	16,930,383	29,568,322	132	124	31,978	89,113
2020	25,940,571	15,682,323	13,670,189	10,636,899	88	90	17,894	85,528
(1)	The CEO for each year reported was Brian T. Moynihan. The other named executive officers, or NEOs, for each year reported are as follows:

•	2022: Alastair M. Borthwick; Dean C. Athanasia; Paul M. Donofrio; and Geoffrey S. Greener
•	2021: Alastair M. Borthwick; Paul M. Donofrio; James P. DeMare; Matthew M. Koder; and Thomas K. Montag
•	2020: Paul M. Donofrio; Dean C. Athanasia; Geoffrey S. Greener; and Thomas K. Montag

(2)
SEC rules require certain adjustments be made to the “Summary compensation table” totals to determine “compensation actually paid” as reported in the “Pay versus performance table” above. For purposes of the pension valuation adjustments shown below, there was no pension service or prior service cost. In addition, for purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the named executive officers other than the CEO):

Year	Executive(s)	“Summary compensation table” total ($)	Pension valuation adjustments	Equity award adjustments
			Deduct change in pension value ($)	Deduct stock awards ($)	Add year-end value of unvested equity awards granted in year ($)	Change in value of unvested equity awards granted in prior years ($)	Change in value of equity awards granted in prior years which vested in year ($)	Change in value of equity awards granted and vested in year ($)	Add dividends & interest accrued ($)
2022	CEO	30,177,503	(572,826)	(27,629,501)	13,900,974	(10,315,434)	(1,035,168)	5,555,781	928,313
	Other NEOs	18,641,262	(293)	(12,769,837)	8,908,283	(3,606,049)	68,116	0	489,632
2021	CEO	23,729,169	(565,990)	(21,395,424)	21,212,392	15,360,138	2,969,040	7,451,659	1,127,912
	Other NEOs	16,930,383	(40,375)	(10,171,908)	13,027,592	7,810,905	1,025,744	332,216	653,765
2020	CEO	25,940,571	(673,974)	(23,525,808)	14,573,892	(3,497,139)	(2,794,934)	4,516,243	1,143,472
	Other NEOs	13,670,189	(54,468)	(7,481,883)	6,415,373	(1,406,086)	(998,241)	0	492,015

(3)	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents TSR of the KBW Bank Index.

(4)	Represents total revenue, net of interest expense.

Company Selected Measure Name	revenue
Named Executive Officers, Footnote [Text Block]	The other named executive officers, or NEOs, for each year reported are as follows:
•	2022: Alastair M. Borthwick; Dean C. Athanasia; Paul M. Donofrio; and Geoffrey S. Greener
•	2021: Alastair M. Borthwick; Paul M. Donofrio; James P. DeMare; Matthew M. Koder; and Thomas K. Montag
•	2020: Paul M. Donofrio; Dean C. Athanasia; Geoffrey S. Greener; and Thomas K. Montag

Peer Group Issuers, Footnote [Text Block]	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents TSR of the KBW Bank Index.
PEO Total Compensation Amount	$ 30,177,503	$ 23,729,169	$ 25,940,571
PEO Actually Paid Compensation Amount	$ 11,009,642	49,888,896	15,682,323
Adjustment To PEO Compensation, Footnote [Text Block]
SEC rules require certain adjustments be made to the “Summary compensation table” totals to determine “compensation actually paid” as reported in the “Pay versus performance table” above. For purposes of the pension valuation adjustments shown below, there was no pension service or prior service cost. In addition, for purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the named executive officers other than the CEO):

Year	Executive(s)	“Summary compensation table” total ($)	Pension valuation adjustments	Equity award adjustments
			Deduct change in pension value ($)	Deduct stock awards ($)	Add year-end value of unvested equity awards granted in year ($)	Change in value of unvested equity awards granted in prior years ($)	Change in value of equity awards granted in prior years which vested in year ($)	Change in value of equity awards granted and vested in year ($)	Add dividends & interest accrued ($)
2022	CEO	30,177,503	(572,826)	(27,629,501)	13,900,974	(10,315,434)	(1,035,168)	5,555,781	928,313
	Other NEOs	18,641,262	(293)	(12,769,837)	8,908,283	(3,606,049)	68,116	0	489,632
2021	CEO	23,729,169	(565,990)	(21,395,424)	21,212,392	15,360,138	2,969,040	7,451,659	1,127,912
	Other NEOs	16,930,383	(40,375)	(10,171,908)	13,027,592	7,810,905	1,025,744	332,216	653,765
2020	CEO	25,940,571	(673,974)	(23,525,808)	14,573,892	(3,497,139)	(2,794,934)	4,516,243	1,143,472
	Other NEOs	13,670,189	(54,468)	(7,481,883)	6,415,373	(1,406,086)	(998,241)	0	492,015

Non-PEO NEO Average Total Compensation Amount	$ 18,641,262	16,930,383	13,670,189
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,731,112	29,568,322	10,636,899
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
SEC rules require certain adjustments be made to the “Summary compensation table” totals to determine “compensation actually paid” as reported in the “Pay versus performance table” above. For purposes of the pension valuation adjustments shown below, there was no pension service or prior service cost. In addition, for purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the named executive officers other than the CEO):

Year	Executive(s)	“Summary compensation table” total ($)	Pension valuation adjustments	Equity award adjustments
			Deduct change in pension value ($)	Deduct stock awards ($)	Add year-end value of unvested equity awards granted in year ($)	Change in value of unvested equity awards granted in prior years ($)	Change in value of equity awards granted in prior years which vested in year ($)	Change in value of equity awards granted and vested in year ($)	Add dividends & interest accrued ($)
2022	CEO	30,177,503	(572,826)	(27,629,501)	13,900,974	(10,315,434)	(1,035,168)	5,555,781	928,313
	Other NEOs	18,641,262	(293)	(12,769,837)	8,908,283	(3,606,049)	68,116	0	489,632
2021	CEO	23,729,169	(565,990)	(21,395,424)	21,212,392	15,360,138	2,969,040	7,451,659	1,127,912
	Other NEOs	16,930,383	(40,375)	(10,171,908)	13,027,592	7,810,905	1,025,744	332,216	653,765
2020	CEO	25,940,571	(673,974)	(23,525,808)	14,573,892	(3,497,139)	(2,794,934)	4,516,243	1,143,472
	Other NEOs	13,670,189	(54,468)	(7,481,883)	6,415,373	(1,406,086)	(998,241)	0	492,015

Compensation Actually Paid vs. Net Income [Text Block]	The chart below highlights the alignment between “compensation actually paid” to our named executive officers and our TSR performance and net income for the past three fiscal years.
Tabular List [Table Text Block]	Net Income Revenue Total Shareholder Return Return on Assets Tangible Book Value
Total Shareholder Return Amount	$ 101	132	88
Peer Group Total Shareholder Return Amount	98	124	90
Net Income (Loss)	$ 27,528,000,000	$ 31,978,000,000	$ 17,894,000,000
Company Selected Measure Amount	94,950	89,113	85,528
PEO Name	Brian T. Moynihan
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Assets
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Tangible Book Value
PEO [Member] | change in pension value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (572,826)	$ (565,990)	$ (673,974)
PEO [Member] | stock awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(27,629,501)	(21,395,424)	(23,525,808)
PEO [Member] | yearend value of unvested equity awards granted in year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,900,974	21,212,392	14,573,892
PEO [Member] | Change in value of unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,315,434)	15,360,138	(3,497,139)
PEO [Member] | Change in value of equity awards granted in prior years which vested in year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,035,168)	2,969,040	(2,794,934)
PEO [Member] | Change in value of equity awards granted and vested in year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,555,781	7,451,659	4,516,243
PEO [Member] | dividends interest accrued [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	928,313	1,127,912	1,143,472
Non-PEO NEO [Member] | change in pension value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(293)	(40,375)	(54,468)
Non-PEO NEO [Member] | stock awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,769,837)	(10,171,908)	(7,481,883)
Non-PEO NEO [Member] | yearend value of unvested equity awards granted in year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,908,283	13,027,592	6,415,373
Non-PEO NEO [Member] | Change in value of unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,606,049)	7,810,905	(1,406,086)
Non-PEO NEO [Member] | Change in value of equity awards granted in prior years which vested in year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	68,116	1,025,744	(998,241)
Non-PEO NEO [Member] | Change in value of equity awards granted and vested in year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	332,216	0
Non-PEO NEO [Member] | dividends interest accrued [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 489,632	$ 653,765	$ 492,015